REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The Company disaggregates its revenue from customers by sales channel, as well as by revenue source and geographic region, based on the location of the end customer, as it believes this best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
Revenue by Sales Channel
The Company’s revenue is primarily generated from product sales. Direct sales revenue listed in the table below includes (i) sales to physicians through a single authorized wholesale distributor (“Physician Channel Provider”), (ii) DTC sales via the Company’s e-commerce platforms, and (iii) sales directly to retailers. Distributors revenue includes products sold through distributors other than the Physician Channel Provider.
The Physician Channel Provider is an authorized wholesale distributor and service provider for the Company in the U.S. Revenue from sales to physicians and e-commerce customers made through this provider are considered direct sales revenue.
Total revenue by sales channel was as follows for the periods indicated:

	Year ended December 31, 2025
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$109,657	$107,717	$217,374
Distributors	48,083	2,727	50,810
Net product sales	$157,740	$110,444	$268,184
Royalties	3,887	—	3,887
Net revenue	$161,627	$110,444	$272,071

	Year ended December 31, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$103,168	$120,362	$223,530
Distributors	41,630	4,209	45,839
Net product sales	$144,798	$124,571	$269,369
Royalties	4,468	31	4,499
Net revenue	$149,266	$124,602	$273,868

	Year ended December 31, 2023
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$72,446	$97,222	$169,668
Distributors	40,203	3,245	43,448
Net product sales	$112,649	$100,467	$213,116
Royalties	5,002	20	5,022
Net revenue	$117,651	$100,487	$218,138

For the year ended December 31, 2025, four customers accounted for 16%, 16%, 11%, and 11% of the Company’s revenue, respectively. For the year ended December 31, 2024, three customers accounted for 18%, 17%, and 10% of the Company’s revenue, respectively. During the year ended December 31, 2023, two customers accounted for 28% and 20% of the Company’s revenue, respectively.
Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Revenue by Geographic Region
North America[1]	$211,972	$202,261	$154,357
Rest of the World	56,212	67,108	58,759
Net product sales	$268,184	$269,369	$213,116
Royalties	3,887	4,499	5,022
Net revenue	$272,071	$273,868	$218,138
[1] North America represents the United States and Canada.
During the years ended December 31, 2025, December 31, 2024, and December 31, 2023 only one country, the United States, accounted for more than 10% of the Company’s total revenues, with net product sales amounting to $204.5 million, $192.6 million, and $145.3 million, respectively.